Long-Term Debt (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Debt Instrument [Line Items]
Long-term Debt, Maturities, Repayments of Principal in Next Twelve Months	40
Long-term Debt, Maturities, Repayments of Principal in Year Two	40
Long-term Debt, Maturities, Repayments of Principal in Year Three	26
Long-term Debt, Maturities, Repayments of Principal in Year Four	32,026
Long-term Debt, Maturities, Repayments of Principal in Year Five	0
Long-term Debt, Maturities, Repayments of Principal after Year Five	400,000
Debt and Capital Lease Obligations	432,132	245,125
Senior Notes [Member]
Debt Instrument [Line Items]
Long-term Debt, Maturities, Repayments of Principal in Next Twelve Months	0
Long-term Debt, Maturities, Repayments of Principal in Year Two	0
Long-term Debt, Maturities, Repayments of Principal in Year Three	0
Long-term Debt, Maturities, Repayments of Principal in Year Four	0
Long-term Debt, Maturities, Repayments of Principal in Year Five	0
Long-term Debt, Maturities, Repayments of Principal after Year Five	400,000
Debt and Capital Lease Obligations	400,000
Senior Notes [Member] | Debt Instrument, Redemption, Period One [Member]
Debt Instrument [Line Items]
Debt Instrument, Redemption Price, Percentage	104.219%
Senior Notes [Member] | Debt Instrument, Redemption, Period Two [Member]
Debt Instrument [Line Items]
Debt Instrument, Redemption Price, Percentage	102.813%
Senior Notes [Member] | Debt Instrument, Redemption, Period Three [Member]
Debt Instrument [Line Items]
Debt Instrument, Redemption Price, Percentage	101.406%
Senior Notes [Member] | Debt Instrument, Redemption, Period Four [Member]
Debt Instrument [Line Items]
Debt Instrument, Redemption Price, Percentage	100.00%
Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Long-term Debt, Maturities, Repayments of Principal in Next Twelve Months	0
Long-term Debt, Maturities, Repayments of Principal in Year Two	0
Long-term Debt, Maturities, Repayments of Principal in Year Three	0
Long-term Debt, Maturities, Repayments of Principal in Year Four	32,000
Long-term Debt, Maturities, Repayments of Principal in Year Five	0
Long-term Debt, Maturities, Repayments of Principal after Year Five	0
Debt and Capital Lease Obligations	32,000
Capital Lease Obligations [Member]
Debt Instrument [Line Items]
Long-term Debt, Maturities, Repayments of Principal in Next Twelve Months	40
Long-term Debt, Maturities, Repayments of Principal in Year Two	40
Long-term Debt, Maturities, Repayments of Principal in Year Three	26
Long-term Debt, Maturities, Repayments of Principal in Year Four	26
Long-term Debt, Maturities, Repayments of Principal in Year Five	0
Long-term Debt, Maturities, Repayments of Principal after Year Five	0
Debt and Capital Lease Obligations	132